Loans, Impaired Loans and Allowance for Credit Losses - Schedule of Loans at Amortized Cost (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Gross carrying amount [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	$ 763,456	$ 773,162	$ 767,365
Gross carrying amount [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	359,792	358,791	350,941
Gross carrying amount [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	105,953	106,635	106,379
Gross carrying amount [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	17,224	17,548	17,374
Gross carrying amount [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	280,487	290,188	292,671
Net Carrying Amount [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	756,372	766,305	760,829
Net Carrying Amount [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	358,414	357,511	349,733
Net Carrying Amount [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	103,574	104,209	104,060
Net Carrying Amount [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	15,989	16,363	16,214
Net Carrying Amount [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	278,395	288,222	290,822
Financial assets individually assessed for credit losses [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	7,084	6,857	6,536
Financial assets individually assessed for credit losses [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	1,378	1,280	1,208
Financial assets individually assessed for credit losses [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	2,379	2,426	2,319
Financial assets individually assessed for credit losses [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	1,235	1,185	1,160
Financial assets individually assessed for credit losses [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	$ 2,092	$ 1,966	$ 1,849